Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 25, 2019 EUR (€)	Aug. 09, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Short-term derivative assets	₺ 2,032,416		₺ 3,500,700
Interest expense accrual included in current derivative financial instruments assets	38,174		82,541
Short-term derivative liabilities	150,924		117,165
Interest expense accrual included in current derivative financial instruments liabilities	1,582		17,752
Hedges of net investments in foreign operations	(49,034)		(1,846,738)	₺ (648,197)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Hedges of net investments in foreign operations	(49,034)		(1,846,738)
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Participating cross currency swaps with guarantees | €						€ 269,624	€ 340,220
Guarantees included in current derivative financial instruments assets used for hedging	1,194,300		1,923,150
Assets subject to offsetting | €								€ 32,028	€ 233,600
Threshold market value change | €		€ 1,000
Threshold amount for transfer | €		10,000
Transfer amount as collateral to the company	6,581,268	330,138
Transfer amount as collateral to the bank	5,386,968	€ 270,228
Offset amount	1,194,300		1,923,150
Derivative financial assets without offsetting	3,072,349		5,203,627
Derivative financial liabilities without offsetting	(3,444)		(103,058)
Borrowings without offsetting	₺ 17,915,547		₺ 16,458,403
Bank loans | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 13,763
Bank loans | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						290,008
Lease liabilities | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 12,474